Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

March 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account I of AXA Equitable Life Insurance Company
(the “Account”)
(Registration Nos. 333-17633 and 811-02581)

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2011 for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Moderate Allocation;

Multimanager Aggressive Equity;

Multimanager Multi-Sector Bond.

•	EQ Advisors Trust underlying funds:

EQ/Common Stock Index;

EQ/Intermediate Government Bond Index;

EQ/Money Market.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104